Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 2,304	€ 1,980
Tax losses carried forward, Unrecognized	19,393	19,021
Total tax losses carried forward	21,697	21,001
Tax credits, Recognized	258	271
Tax credits, Unrecognized	342	341
Total tax credits	600	612
Undistributed earnings, deferred tax liability not recognized	422	645
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	132	163
Tax losses carried forward, Unrecognized	2,508	2,364
Total tax losses carried forward	2,640	2,527
Tax credits, Recognized	32	29
Tax credits, Unrecognized	325	326
Total tax credits	357	355
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized		7
Tax losses carried forward, Unrecognized	3
Total tax losses carried forward	3	7
Tax credits, Recognized	49	36
Tax credits, Unrecognized	4	2
Total tax credits	53	38
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	2,172	1,810
Tax losses carried forward, Unrecognized	16,882	16,657
Total tax losses carried forward	19,054	18,467
Tax credits, Recognized	177	206
Tax credits, Unrecognized	13	13
Total tax credits	€ 190	€ 219